Cover	Jan. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2025
Entity File Number	333-276237
Entity Registrant Name	ACEZTECH CORPORATION
Entity Central Index Key	0001994373
Entity Tax Identification Number	37-2108225
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	33-01,33rd Floor,
Entity Address, Address Line Two	Menara Keck Seng,
Entity Address, Address Line Three	203 Jalan Bukit Bintang,
Entity Address, City or Town	Kuala Lumpur,
Entity Address, Country	MY
Entity Address, Postal Zip Code	55100
City Area Code	(+60)3
Local Phone Number	2116 5722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false